Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Amortization expense	¥ 14,995	¥ 4,829	¥ 78
Estimated amortization expenses 2022	25,367
Estimated amortization expenses 2023	25,168
Estimated amortization expenses 2024	22,525
Estimated amortization expenses 2025	19,260
Estimated amortization expenses five and thereafter	101,635
Impairment of intangible assets	¥ 17,379	¥ 0	¥ 0